Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 02, 2016
Registrant Name	dei_EntityRegistrantName	EII REALTY SECURITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001054556
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	eii
Document Creation Date	dei_DocumentCreationDate	Dec. 02, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 02, 2016
Prospectus Date	rr_ProspectusDate	Oct. 28, 2016
E.I.I. Global Property Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	E.I.I. GLOBAL PROPERTY FUND — SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Global Fund is total return through investing in real estate securities globally.
Expense [Heading]	rr_ExpenseHeading	Fund Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Global Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Fund’s performance. During the most recent fiscal year, the Global Fund’s portfolio turnover rate was 135% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	135.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Global Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $100,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Global Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

Please note that the above example is an estimate of the expenses to be incurred by shareholders of the Global Fund. Actual expenses may be higher or lower than those reflected above. The example reflects the expense waiver/reimbursement by the Adviser for only the One Year period and the first year of the other periods presented. In circumstances where the Adviser may be in a position to recoup previously waived expenses for the Global Fund, to the extent applicable, the estimated impact of any recoupment would be shown in the example for the One Year or the first year of the other periods in which it is available. Waivers of fund fees and expenses and their subsequent potential recoupment are subject to the parameters detailed above in the footnote to the Annual Fund Operating Expenses table.

Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Global Fund seeks to achieve its investment objective by primarily investing in U.S. and non-U.S. companies whose business is to own, operate, develop and manage real estate. Under normal market circumstances, the Global Fund will invest at least 80% of its net assets (which, for purposes of this policy, may include borrowings for investment purposes) in the equity securities of U.S. and non-U.S. companies (with a primary emphasis on real estate investment trusts (“REITs”) or REIT-like structures) that are “principally engaged” in the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate. For purposes of this policy, “principally engaged” means that at least 50% of a company’s revenues are derived from such real estate activities or at least 50% of the fair market value of a company’s assets are invested in real estate. The Global Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

The securities in which the Global Fund may invest include but are not limited to common stock, preferred stock, convertible securities, depositary receipts and, to the extent associated with principal investments, rights and warrants.

Under normal market conditions, the Global Fund will invest at least 40% of its total assets in securities of companies domiciled outside the U.S. and will invest from 20% to 60% of its total assets in U.S.-domiciled companies. These guidelines may be waived for short-term defensive purposes.

EII’s investment process employs a combination of a “top-down,” macro level analysis, together with rigorous “bottom-up,” fundamental securities and real estate research and analysis on individual companies by its analyst team. The investment process results from the Adviser’s experience in the real estate markets and financial markets globally and involves a highly disciplined, value-oriented approach. The Adviser will focus principally on those countries that have established property markets and that have the appropriate level of country risk and growth prospects. Once a country has been identified as worthy of further consideration, the Adviser reviews local economic factors to determine the stage of the property cycle and which companies are well positioned to benefit from future trends. After isolating those companies that are most likely to provide investment opportunities, the Adviser will use company models to further refine the analysis.

By investing in the major global property markets (including those in emerging market countries), the Global Fund seeks to benefit from the cyclical nature of the real estate industry, the expanding role of securitization in the global property markets, and broad exposure to investing in different markets worldwide. In the opinion of the Adviser, property securities provide a higher level of local market exposure and income returns than other types of equity securities. Property company returns do not tend to be highly correlated with either local or foreign broad-based securities markets.

The Adviser also will seek to maximize risk-adjusted returns and will evaluate the relative risks of each investment in the context of overall portfolio risk. This is especially important given the global orientation of the Global Fund. The Adviser will closely monitor the Global Fund’s exposure to markets and countries with the highest levels of risk.

In order to attempt to meet the Global Fund’s investment objective, the Adviser will seek to invest in securities that will provide sufficient current income and liquidity. Since the Global Fund will have an overall value orientation, portfolio turnover is anticipated to be modest, thereby minimizing the Global Fund’s expenses. The Adviser will monitor the Global Fund’s exposure to a wide variety of property markets to ensure that portfolio risk levels are within the Adviser’s internal guidelines.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market circumstances, the Global Fund will invest at least 80% of its net assets (which, for purposes of this policy, may include borrowings for investment purposes) in the equity securities of U.S. and non-U.S. companies (with a primary emphasis on real estate investment trusts (“REITs”) or REIT-like structures) that are “principally engaged” in the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks associated with investing in the securities of companies in the real estate industry include the following: declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, and the appeal of properties to tenants and increases in interest rates.

As with any mutual fund, there is no guarantee that the Global Fund will earn income or show a positive total return over time. The Global Fund’s price, yield and total return will fluctuate. You may lose money if the Global Fund’s investments do not perform well.

Investment Risk. An investment in the Global Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk. Your investment in Global Fund shares represents an indirect investment in the securities owned by the Global Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Global Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Global Fund dividends and distributions.

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Real Estate Securities Risk. The Global Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property and the management skill and creditworthiness of REIT issuers. In this Prospectus, “REITs” are defined as companies that are permitted by applicable tax laws to avoid payment of taxes at the corporate level to the extent they distribute their income to shareholders as dividends. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Global Fund on its investment in such company.

Foreign (Non-U.S.) Securities Risk. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Foreign Currency Risk. The Global Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Depositary Receipts Risk. American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are depositary receipts for foreign company stocks which are not themselves listed on a U.S. exchange, and are issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. ADRs, EDRs and GDRs may be subject to more risks than U.S. domestic investments. These additional risks may potentially include greater or less liquidity than the foreign company stocks underlying the depositary receipts, greater price volatility, risks related to adverse political, regulatory, market or economic developments and higher levels of taxation.

Emerging Markets Risk. Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested.

Interest Rate Risk. Interest rate risk is the risk that preferred securities, and to a lesser extent dividend paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The historically low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Global Fund may face a heightened level of risk, especially since the Federal Reserve Board has begun tapering its quantitative easing program and may begin to raise rates.

Redemption Risk. Redemptions may pose additional risks to the Funds in that the Global Fund may need to sell assets to meet redemptions at inopportune times. The Global Fund may incur transaction costs, possible pricing pressure on the securities being sold, and the realization of taxable gains and losses.

Portfolio Turnover Risk. The Global Fund may engage in active and frequent trading of its portfolio securities. The Global Fund's annual portfolio turnover rate may be greater than 100%. A high portfolio turnover rate could result in high brokerage costs, lower performance, and an increase in taxable capital gains distributions to the stockholders.

Investor Profile

The Global Fund may be appropriate for investors who:

• seek to grow capital over the long term;

• are willing to take on the increased risks of an investment concentrated in securities of companies that operate within the same industry;

• seek a fund that may perform differently than other types of equity or bond funds;

• can withstand volatility in the value of their shares of the Fund; and

• wish to add to their investment portfolio a fund that invests primarily in companies operating in the global real estate industry.

An investment in the Global Fund may not be appropriate for all investors. The Global Fund is not intended to be a complete investment program, nor is it intended to be used as a short-term trading vehicle.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if the Global Fund’s investments do not perform well.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table below show how the Global Fund has performed in the past and provide an indication of the risks of investing in the Global Fund by showing changes in the Global Fund’s performance compared with an index which serves as a broad measure of market performance. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Fund. The Global Fund’s past performance (before and after taxes) does not show how the Global Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below show how the Global Fund has performed in the past and provide an indication of the risks of investing in the Global Fund by showing changes in the Global Fund’s performance compared with an index which serves as a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Global Fund’s past performance (before and after taxes) does not show how the Global Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the period shown above was 39.58% in the second quarter of 2009; the worst calendar quarter was -24.63% in the fourth quarter of 2008. The Global Fund’s calendar year-to-date total return is 7.13% as of September 30, 2016.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Global Fund’s calendar year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.63%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2015)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Global Fund’s shares, when redeemed, may be worth more or less than original cost. The Global Fund’s performance takes into account all applicable fees and expenses. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of the Global Fund’s shares at the end of the measurement period.

E.I.I. Global Property Fund | FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.05%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.96%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%	[1]
E.I.I. Global Property Fund | Institutional Class Share
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EIIGX
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Administration Fees	eii_ManagementFeesOverAssets1	0.15%
Rule 12b-1 Distribution Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
(Fee Waiver) Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(1.06%)	[2]
Total Annual Fund Operating Expenses After (Fee Waiver) Recoupment	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1,022
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	5,439
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	10,119
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 23,075
Annual Return 2008	rr_AnnualReturn2008	(45.31%)
Annual Return 2009	rr_AnnualReturn2009	43.41%
Annual Return 2010	rr_AnnualReturn2010	17.65%
Annual Return 2011	rr_AnnualReturn2011	(5.90%)
Annual Return 2012	rr_AnnualReturn2012	29.36%
Annual Return 2013	rr_AnnualReturn2013	0.61%
Annual Return 2014	rr_AnnualReturn2014	10.68%
Annual Return 2015	rr_AnnualReturn2015	(0.29%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(0.29%)
5 Years	rr_AverageAnnualReturnYear05	6.21%
Since Inception	rr_AverageAnnualReturnSinceInception	0.67%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2007
E.I.I. Global Property Fund | Institutional Class Share | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.42%)
5 Years	rr_AverageAnnualReturnYear05	(0.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.98%)
E.I.I. Global Property Fund | Institutional Class Share | Return after taxes on distributions and sale of shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.94%
5 Years	rr_AverageAnnualReturnYear05	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%
E.I.I. INTERNATIONAL PROPERTY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	E.I.I. International Property Fund — Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Fund’s investment objective is to provide current income and long-term capital gains.
Expense [Heading]	rr_ExpenseHeading	Fund Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the International Fund:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $100,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

Please note that the above example is an estimate of the expenses to be incurred by shareholders of the International Fund. Actual expenses may be higher or lower than those reflected above. The example reflects the expense waiver/reimbursement by the Adviser for only the One Year period and the first year of the other periods presented. In circumstances where the Adviser may be in a position to recoup previously waived expenses for the International Fund, to the extent applicable, the estimated impact of any recoupment would be shown in the example for One Year or the first year of the other periods in which it is available. Waivers of fund fees and expenses and their subsequent potential recoupment are subject to the parameters detailed above in the footnote to the Annual Fund Operating Expenses table.

Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The International Fund seeks to achieve its investment objective by investing primarily in international property companies whose business is to own, operate, develop and manage international real estate. Under normal market circumstances, the International Fund will invest at least 80% of its net assets (which, for purposes of this policy, may include borrowings for investment purposes) in the equity securities of non-U.S. companies (with a primary emphasis on real estate investment trusts (“REITs”) or REIT-like structures) that are “principally engaged” in the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate. For purposes of this policy, “principally engaged” means that at least 50% of a company’s revenues are derived from such real estate activities or at least 50% of the fair market value of a company’s assets are invested in real estate. The International Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

International property companies may include hotel and gaming companies, retailers, theatre companies, supermarket chains, developers and mortgage companies.

The securities in which the International Fund may invest include but are not limited to common stock, preferred stock, convertible securities, depositary receipts and, to the extent associated with principal investments, rights and warrants.

EII’s investment process employs a combination of a “top-down,” macro level analysis, together with rigorous “bottom-up,” fundamental securities and real estate research and analysis on individual companies by its analyst team. The investment process results from the Adviser’s experience in the real estate markets and financial markets globally and involves a highly disciplined, value-oriented approach. The Adviser will focus principally on those countries that have established property markets and that have the appropriate level of country risk and growth prospects. Once a country has been identified as worthy of further consideration, the Adviser reviews local economic factors to determine the stage of the property cycle and which companies are well positioned to benefit from future trends. After isolating those companies that are most likely to provide investment opportunities, the Adviser will use company models to further refine the analysis.

By investing in the major international property markets outside the U.S. (including those in emerging market countries), the International Fund seeks to benefit from the cyclical nature of the real estate industry, the expanding role of securitization in the global property markets, and broad exposure to investing in different markets worldwide. In the opinion of the Adviser, property securities provide a higher level of local market exposure and income returns than other types of equity securities. Property company returns do not tend to be highly correlated with either local or foreign broad-based securities markets.

The Adviser also will seek to maximize risk-adjusted returns and will evaluate the relative risks of each investment in the context of overall portfolio risk. This is especially important given the international orientation of the International Fund. The Adviser will closely monitor the International Fund’s exposure to markets and countries with the highest levels of risk (as measured by standard deviation of returns).

In order to attempt to meet the International Fund’s investment objective, the Adviser will seek to invest in securities that will provide sufficient current income and liquidity. Since the International Fund will have an overall value orientation, portfolio turnover is anticipated to be modest, thereby minimizing the International Fund’s expenses. The Adviser will monitor the International Fund’s exposure to a wide variety of property markets to ensure that portfolio risk levels are within the Adviser’s internal guidelines.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market circumstances, the International Fund will invest at least 80% of its net assets (which, for purposes of this policy, may include borrowings for investment purposes) in the equity securities of non-U.S. companies (with a primary emphasis on real estate investment trusts (“REITs”) or REIT-like structures) that are “principally engaged” in the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks associated with investing in the securities of companies in the real estate industry include the following: declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, and the appeal of properties to tenants and increases in interest rates.

As with any mutual fund, there is no guarantee that the International Fund will earn income or show a positive total return over time. The International Fund’s price, yield and total return will fluctuate. You may lose money if the International Fund’s investments do not perform well.

Investment Risk. An investment in the International Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk. Your investment in International Fund shares represents an indirect investment in the securities owned by the International Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your International Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of International Fund dividends and distributions.

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Real Estate Securities Risk. The International Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property and the management skill and creditworthiness of REIT issuers. In this Prospectus, “REITs” are defined as companies that are permitted by local regulations to avoid payment of taxes at the corporate level by paying out a substantial portion of income to shareholders as dividends. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the International Fund on its investment in such company.

Foreign (Non-U.S.) Securities Risk. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Foreign Currency Risk. The International Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Depositary Receipts Risk. American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are depositary receipts for foreign company stocks which are not themselves listed on a U.S. exchange, and are issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. ADRs, EDRs and GDRs may be subject to more risks than U.S. domestic investments. These additional risks may potentially include greater or less liquidity than the foreign company stocks underlying the depositary receipts, greater price volatility, risks related to adverse political, regulatory, market or economic developments and higher levels of taxation.

Emerging Markets Risk. Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested.

Interest Rate Risk. Interest rate risk is the risk that preferred securities, and to a lesser extent dividend paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The historically low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The International Fund may face a heightened level of risk, especially since the Federal Reserve Board has begun tapering its quantitative easing program and may begin to raise rates.

Redemption Risk. Redemptions may pose additional risks to the Funds in that the International Fund may need to sell assets to meet redemptions at inopportune times. The International Fund may incur transaction costs, possible pricing pressure on the securities being sold, and the realization of taxable gains and losses.

Investor Profile

The International Fund may be appropriate for investors who:

• seek to grow capital over the long term;

• are willing to take on the increased risks of an investment concentrated in securities of companies that operate within the same industry;

• can withstand volatility in the value of their shares of the Fund; and

• wish to add to their personal investment portfolio a fund that invests primarily in companies operating in the international real estate industry.

An investment in the International Fund may not be appropriate for all investors. The International Fund is not intended to be a complete investment program, nor is it intended to be used as a short-term trading vehicle.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if the International Fund’s investments do not perform well.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table below show how the International Fund has performed in the past and provide an indication of the risks of investing in the International Fund by showing changes in the International Fund’s performance compared with an index which serves as a broad measure of market performance. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Fund. The International Fund’s past performance (before and after taxes) does not show how the International Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below show how the International Fund has performed in the past and provide an indication of the risks of investing in the International Fund by showing changes in the International Fund’s performance compared with an index which serves as a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The International Fund’s past performance (before and after taxes) does not show how the International Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the period shown above was 47.79% in the second quarter of 2009; the worst calendar quarter was -20.83% in the third quarter of 2011. The International Fund’s calendar year-to-date total return is 3.53% as of September 30, 2016.

Year to Date Return, Label	rr_YearToDateReturnLabel	The International Fund’s calendar year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	47.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.83%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2015)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The International Fund’s shares, when redeemed, may be worth more or less than original cost. The International Fund’s performance takes into account all applicable fees and expenses. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of the International Fund’s shares at the end of the measurement period.

E.I.I. INTERNATIONAL PROPERTY FUND | FTSE EPRA/NAREIT Developed ex US Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.23%)	[4]
5 Years	rr_AverageAnnualReturnYear05	4.46%	[4]
10 Years	rr_AverageAnnualReturnYear10	3.82%	[4]
E.I.I. INTERNATIONAL PROPERTY FUND | INSTITUTIONAL CLASS SHARE
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EIIPX
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Administration Fees	eii_ManagementFeesOverAssets1	0.15%
Rule 12b-1 Distribution Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
(Fee Waiver) Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[5]
Total Annual Fund Operating Expenses After (Fee Waiver) Recoupment	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1,022
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	5,270
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	9,778
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 22,295
Annual Return 2006	rr_AnnualReturn2006	59.78%
Annual Return 2007	rr_AnnualReturn2007	(7.12%)
Annual Return 2008	rr_AnnualReturn2008	(48.47%)
Annual Return 2009	rr_AnnualReturn2009	51.40%
Annual Return 2010	rr_AnnualReturn2010	17.65%
Annual Return 2011	rr_AnnualReturn2011	(20.13%)
Annual Return 2012	rr_AnnualReturn2012	45.84%
Annual Return 2013	rr_AnnualReturn2013	4.28%
Annual Return 2014	rr_AnnualReturn2014	(4.66%)
Annual Return 2015	rr_AnnualReturn2015	(2.66%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(2.66%)
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	4.38%
E.I.I. INTERNATIONAL PROPERTY FUND | INSTITUTIONAL CLASS SHARE | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.85%)
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
10 Years	rr_AverageAnnualReturnYear10	2.17%
E.I.I. INTERNATIONAL PROPERTY FUND | INSTITUTIONAL CLASS SHARE | Return after taxes on distributions and sale of shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.50%)
5 Years	rr_AverageAnnualReturnYear05	0.31%
10 Years	rr_AverageAnnualReturnYear10	2.55%
E.I.I. REALTY SECURITIES FUND | E.I.I. REALTY SECURITIES FUND INSTITUTIONAL CLASS SHARE [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	E.I.I. Realty Securities Fund — Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Domestic Fund’s investment objective is to provide the diversification and total return potential of investments in real estate. The Domestic Fund also seeks to achieve a total return that includes a significant component of current income, which may provide portfolio stability during periods of market fluctuation.

Expense [Heading]	rr_ExpenseHeading	Fund Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Domestic Fund:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Domestic Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Domestic Fund’s performance. During the most recent fiscal year, the Domestic Fund’s portfolio turnover rate was 98% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Domestic Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $100,000 in the Domestic Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Domestic Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

Please note that the above example is an estimate of the expenses to be incurred by shareholders of the Domestic Fund. Actual expenses may be higher or lower than those reflected above. The example reflects the expense waiver/reimbursement by the Adviser for only the One Year period and the first year of the other periods presented. In circumstances where the Adviser may be in a position to recoup previously waived expenses for the Domestic Fund, to the extent applicable, the estimated impact of any recoupment would be shown in the example for the One Year or the first year of the other periods in which it is available. Waivers of fund fees and expenses and their subsequent potential recoupment are subject to the parameters detailed above in the footnote to the Annual Fund Operating Expenses table.

Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Domestic Fund seeks to achieve its investment objective by investing primarily in companies whose business is to own, operate, develop and manage real estate. Under normal market circumstances, the Domestic Fund will invest at least 80% of its net assets (which, for purposes of this policy, may include borrowings for investment purposes) in the securities of companies in the United States that are in the real estate industry, (with a primary emphasis on real estate investment trusts (“REITs”) or REIT-like structures) that are “principally engaged” in the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate. 20% of the Domestic Fund’s total net assets may be invested in securities of foreign real estate companies. For purposes of this policy, “principally engaged” means that at least 50% of a company’s revenues are derived from such real estate activities or at least 50% of the fair market value of a company’s assets are invested in real estate. The Domestic Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

The securities in which the Domestic Fund may invest include but are not limited to common stock, preferred stock, convertible securities, depositary receipts and, to the extent associated with principal investments, rights and warrants.

The analyst team at EII analyzes companies on a qualitative and quantitative basis to determine whether they are appropriate for investment. Qualitative analysis includes management strength, business strategy, financial strength and competitive advantages within the marketplace. Quantitative analysis entails review of cash flow and dividend growth prospects, risk-adjusted total return expectations, real estate analysis using criteria such as capitalization rates and values on a square footage basis and balance sheet strength and relative cost of capital. Portfolio managers and analysts comprise an investment team that selects companies for investment.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market circumstances, the Domestic Fund will invest at least 80% of its net assets (which, for purposes of this policy, may include borrowings for investment purposes) in the securities of companies in the United States that are in the real estate industry, (with a primary emphasis on real estate investment trusts (“REITs”) or REIT-like structures) that are “principally engaged” in the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Domestic Fund is subject to the risks common to all mutual funds that invest in equity securities, foreign securities, real estate securities and fixed-income securities. You may lose money by investing in this Fund if any of the following occur:

• domestic and foreign stock markets or real estate markets go down;

• there are changes in the markets for REITs, which are subject to more abrupt or erratic price movements than equity securities markets;

• one or more stocks in the Domestic Fund’s portfolio do not perform as well as expected;

• there are changes in interest rates;

• there are increases in operating costs generally of real estate properties or increases in competition, property taxes or capital expenditures regarding real estate properties;

• there are increases in defaults relating to real estate properties, including defaults by borrowers or tenants; or

• the real estate industry is affected by certain economic, political or regulatory occurrences.

As with any mutual fund, there is no guarantee that the Domestic Fund will earn income or show a positive total return over time. The Domestic Fund’s price, yield and total return will fluctuate. You may lose money if the Domestic Fund’s investments do not perform well.

Investment Risk. An investment in the Domestic Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk. Your investment in Domestic Fund shares represents an indirect investment in the securities owned by the Domestic Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Domestic Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Domestic Fund dividends and distributions.

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Real Estate Securities Risk. The Domestic Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property and the management skill and creditworthiness of REIT issuers. In this Prospectus, “REITs” are defined as companies that are permitted by local regulations to avoid payment of taxes at the corporate level by paying out a substantial portion of income to shareholders as dividends. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Domestic Fund on its investment in such company.

Depositary Receipts Risk. American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are depositary receipts for foreign company stocks which are not themselves listed on a U.S. exchange, and are issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. ADRs, EDRs and GDRs may be subject to more risks than U.S. domestic investments. These additional risks may potentially include greater or less liquidity than the foreign company stocks underlying the depositary receipts, greater price volatility, risks related to adverse political, regulatory, market or economic developments and higher levels of taxation.

Non-Diversification Risk. As a non-diversified fund, the Domestic Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified and the decline in value of an investment in a single issuer would cause the Domestic Fund’s overall value to decline to a greater degree. As such, with each investment potentially having a greater effect on the Domestic Fund’s performance, the Domestic Fund’s performance is more susceptible to a single economic, political or regulatory occurrence than a diversified fund.

Interest Rate Risk. Interest rate risk is the risk that preferred securities, and to a lesser extent dividend paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The historically low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Domestic Fund may face a heightened level of risk, especially since the Federal Reserve Board has begun tapering its quantitative easing program and may begin to raise rates.

Redemption Risk. Redemptions may pose additional risks to the Funds in that the Domestic Fund may need to sell assets to meet redemptions at inopportune times. The Domestic Fund may incur transaction costs, possible pricing pressure on the securities being sold, and the realization of taxable gains and losses.

Portfolio Turnover Risk. The Domestic Fund may engage in active and frequent trading of its portfolio securities. The Domestic Fund’s annual portfolio turnover rate may be greater than 100%. A high portfolio turnover rate could result in high brokerage costs, lower performance, and an increase in taxable capital gains distributions to the stockholders.

Investor Profile

While the Domestic Fund is non-diversified under the federal securities laws, where performance of a particular investment or a small group of investments may affect the performance more than if the Domestic Fund were “diversified,” an investment in the Domestic Fund may serve as an effective portfolio diversifier for many investors by providing real estate exposure.

The Domestic Fund may be appropriate for investors who:

• seek to grow capital over the long term;

• are willing to take on the increased risks of an investment concentrated in securities of companies that operate within the same industry;

• can withstand volatility in the value of their shares of the Fund; and

• wish to add to their personal investment portfolio a fund that invests primarily in companies operating in the real estate industry.

An investment in the Domestic Fund may not be appropriate for all investors. The Domestic Fund is not intended to be a complete investment program, nor is it intended to be used as a short-term trading vehicle.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if the Domestic Fund’s investments do not perform well.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Domestic Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified and the decline in value of an investment in a single issuer would cause the Domestic Fund’s overall value to decline to a greater degree. As such, with each investment potentially having a greater effect on the Domestic Fund’s performance, the Domestic Fund’s performance is more susceptible to a single economic, political or regulatory occurrence than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table below show how the Domestic Fund has performed in the past and provide an indication of the risks of investing in the Domestic Fund by showing changes in the Domestic Fund’s performance compared with an index which serves as a broad measure of market performance. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Fund. The Domestic Fund’s past performance (before and after taxes) does not show how the Domestic Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below show how the Domestic Fund has performed in the past and provide an indication of the risks of investing in the Domestic Fund by showing changes in the Domestic Fund’s performance compared with an index which serves as a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Domestic Fund’s past performance (before and after taxes) does not show how the Domestic Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the period shown above was 31.45% in the third quarter of 2009; the worst calendar quarter was -35.66% in the fourth quarter of 2008. The Domestic Fund’s calendar year-to-date total return is 10.63% as of September 30, 2016.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Domestic Fund’s calendar year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.66%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2015)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Domestic Fund’s shares, when redeemed, may be worth more or less than original cost. The Domestic Fund’s performance takes into account all applicable fees and expenses. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of the Domestic Fund’s shares at the end of the measurement period.

E.I.I. REALTY SECURITIES FUND | E.I.I. REALTY SECURITIES FUND INVESTOR CLASS SHARE [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	E.I.I. Realty Securities Fund — Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund’s investment objective is to provide the diversification and total return potential of investments in real estate. The Fund also seeks to achieve a total return that includes a significant component of current income, which may provide portfolio stability during periods of market fluctuation.

Expense [Heading]	rr_ExpenseHeading	Fund Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

Please note that the above example is an estimate of the expenses to be incurred by shareholders of the Fund. Actual expenses may be higher or lower than those reflected above. The example reflects the expense waiver/reimbursement by the Adviser for only the One Year period and the first year of the other periods presented. In circumstances where the Adviser may be in a position to recoup previously waived expenses for the Fund, to the extent applicable, the estimated impact of any recoupment would be shown in the example for the One Year or the first year of the other periods in which it is available. Waivers of fund fees and expenses and their subsequent potential recoupment are subject to the parameters detailed above in the footnote to the Annual Fund Operating Expenses table.

Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in companies whose business is to own, operate, develop and manage real estate. Under normal market circumstances, the Fund will invest at least 80% of its net assets (which, for purposes of this policy, may include borrowings for investment purposes) in the securities of companies in the United States that are in the real estate industry, (with a primary emphasis on real estate investment trusts (“REITs”) or REIT-like structures) that are “principally engaged” in the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate. 20% of the Fund’s total net assets may be invested in securities of foreign real estate companies. For purposes of this policy, “principally engaged” means that at least 50% of a company’s revenues are derived from such real estate activities or at least 50% of the fair market value of a company’s assets are invested in real estate. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

The securities in which the Fund may invest include but are not limited to common stock, preferred stock, convertible securities, depositary receipts and, to the extent associated with principal investments, rights and warrants.

The analyst team at EII analyzes companies on a qualitative and quantitative basis to determine whether they are appropriate for investment. Qualitative analysis includes management strength, business strategy, financial strength and competitive advantages within the marketplace. Quantitative analysis entails review of cash flow and dividend growth prospects, risk-adjusted total return expectations, real estate analysis using criteria such as capitalization rates and values on a square footage basis and balance sheet strength and relative cost of capital. Portfolio managers and analysts comprise an investment team that selects companies for investment.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market circumstances, the Fund will invest at least 80% of its net assets (which, for purposes of this policy, may include borrowings for investment purposes) in the securities of companies in the United States that are in the real estate industry, (with a primary emphasis on real estate investment trusts (“REITs”) or REIT-like structures) that are “principally engaged” in the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the risks common to all mutual funds that invest in equity securities, foreign securities, real estate securities and fixed-income securities. You may lose money by investing in this Fund if any of the following occur:

• domestic and foreign stock markets or real estate markets go down;

• there are changes in the markets for REITs, which are subject to more abrupt or erratic price movements than equity securities markets;

• one or more stocks in the Fund’s portfolio do not perform as well as expected;

• there are changes in interest rates;

• there are increases in operating costs generally of real estate properties or increases in competition, property taxes or capital expenditures regarding real estate properties;

• there are increases in defaults relating to real estate properties, including defaults by borrowers or tenants; or

• the real estate industry is affected by certain economic, political or regulatory occurrences.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive total return over time. The Fund’s price, yield and total return will fluctuate. You may lose money if the Fund’s investments do not perform well.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property and the management skill and creditworthiness of REIT issuers. In this Prospectus, “REITs” are defined as companies that are permitted by local regulations to avoid payment of taxes at the corporate level by paying out a substantial portion of income to shareholders as dividends. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

Depositary Receipts Risk. American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are depositary receipts for foreign company stocks which are not themselves listed on a U.S. exchange, and are issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. ADRs, EDRs and GDRs may be subject to more risks than U.S. domestic investments. These additional risks may potentially include greater or less liquidity than the foreign company stocks underlying the depositary receipts, greater price volatility, risks related to adverse political, regulatory, market or economic developments and higher levels of taxation.

Non-Diversification Risk. As a non-diversified fund, the Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified and the decline in value of an investment in a single issuer would cause the Fund’s overall value to decline to a greater degree. As such, with each investment potentially having a greater effect on the Fund’s performance, the Fund’s performance is more susceptible to a single economic, political or regulatory occurrence than a diversified fund.

Interest Rate Risk. Interest rate risk is the risk that preferred securities, and to a lesser extent dividend paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The historically low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Fund may face a heightened level of risk, especially since the Federal Reserve Board has begun tapering its quantitative easing program and may begin to raise rates.

Redemption Risk. Redemptions may pose additional risks to the Fund in that the Fund may need to sell assets to meet redemptions at inopportune times. The Fund may incur transaction costs, possible pricing pressure on the securities being sold, and the realization of taxable gains and losses.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. The Fund’s annual portfolio turnover rate may be greater than 100%. A high portfolio turnover rate could result in high brokerage costs, lower performance, and an increase in taxable capital gains distributions to the stockholders.

Investor Profile

While the Fund is non-diversified under the federal securities laws, where performance of a particular investment or a small group of investments may affect the performance more than if the Fund were “diversified,” an investment in the Fund may serve as an effective portfolio diversifier for many investors by providing real estate exposure.

The Fund may be appropriate for investors who:

• seek to grow capital over the long term;

• are willing to take on the increased risks of an investment concentrated in securities of companies that operate within the same industry;

• can withstand volatility in the value of their shares of the Fund; and

• wish to add to their personal investment portfolio a fund that invests primarily in companies operating in the real estate industry.

An investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, nor is it intended to be used as a short-term trading vehicle.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if the Fund’s investments do not perform well.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified and the decline in value of an investment in a single issuer would cause the Fund’s overall value to decline to a greater degree. As such, with each investment potentially having a greater effect on the Fund’s performance, the Fund’s performance is more susceptible to a single economic, political or regulatory occurrence than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table below show how the Domestic Fund has performed in the past and provide an indication of the risks of investing in the Domestic Fund by showing changes in the Domestic Fund’s performance compared with an index which serves as a broad measure of market performance. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Fund. The bar chart shows performance of the Institutional Class shares of the Domestic Fund for each full calendar year for the last ten years. Institutional class shares are offered by a separate prospectus. Returns for the Investor Class shares of the Domestic Fund, which are not presented, will vary from the returns of the Institutional Class shares of the Domestic Fund. Institutional Class shares and Investor Class shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. The Domestic Fund’s past performance (before and after taxes) does not show how the Domestic Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on January 21, 2015, and therefore does not report its performance information.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the period shown above was 31.45% in the third quarter of 2009; the worst calendar quarter was -35.66% in the fourth quarter of 2008. The Domestic Fund’s calendar year-to-date total return is 10.63% as of September 30, 2016.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Domestic Fund’s calendar year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.66%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2015)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Domestic Fund’s shares, when redeemed, may be worth more or less than original cost. The Domestic Fund’s performance takes into account all applicable fees and expenses. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of the Domestic Fund’s shares at the end of the measurement period.

E.I.I. REALTY SECURITIES FUND | FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes) | E.I.I. REALTY SECURITIES FUND INSTITUTIONAL CLASS SHARE [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.20%	[6]
5 Years	rr_AverageAnnualReturnYear05	11.96%	[6]
10 Years	rr_AverageAnnualReturnYear10	7.41%	[6]
E.I.I. REALTY SECURITIES FUND | FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes) | E.I.I. REALTY SECURITIES FUND INVESTOR CLASS SHARE [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.20%	[6]
5 Years	rr_AverageAnnualReturnYear05	11.96%	[6]
10 Years	rr_AverageAnnualReturnYear10	7.41%	[6]
E.I.I. REALTY SECURITIES FUND | INSTITUTIONAL CLASS SHARE | E.I.I. REALTY SECURITIES FUND INSTITUTIONAL CLASS SHARE [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EIIRX
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Administration Fees	eii_ManagementFeesOverAssets1	0.15%
Rule 12b-1 Distribution Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
(Fee Waiver) Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[7]
Total Annual Fund Operating Expenses After (Fee Waiver) Recoupment	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 821
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,976
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	9,390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 21,665
Annual Return 2006	rr_AnnualReturn2006	33.99%
Annual Return 2007	rr_AnnualReturn2007	(14.88%)
Annual Return 2008	rr_AnnualReturn2008	(34.84%)
Annual Return 2009	rr_AnnualReturn2009	22.65%
Annual Return 2010	rr_AnnualReturn2010	27.46%
Annual Return 2011	rr_AnnualReturn2011	11.92%
Annual Return 2012	rr_AnnualReturn2012	17.23%
Annual Return 2013	rr_AnnualReturn2013	2.47%
Annual Return 2014	rr_AnnualReturn2014	31.56%
Annual Return 2015	rr_AnnualReturn2015	2.22%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	2.22%
5 Years	rr_AverageAnnualReturnYear05	12.58%
10 Years	rr_AverageAnnualReturnYear10	7.71%
E.I.I. REALTY SECURITIES FUND | INSTITUTIONAL CLASS SHARE | E.I.I. REALTY SECURITIES FUND INVESTOR CLASS SHARE [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EIIRX
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	2.22%
5 Years	rr_AverageAnnualReturnYear05	12.58%
10 Years	rr_AverageAnnualReturnYear10	7.71%
E.I.I. REALTY SECURITIES FUND | INSTITUTIONAL CLASS SHARE | Return after taxes on distributions | E.I.I. REALTY SECURITIES FUND INSTITUTIONAL CLASS SHARE [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.86%)
5 Years	rr_AverageAnnualReturnYear05	9.71%
10 Years	rr_AverageAnnualReturnYear10	4.64%
E.I.I. REALTY SECURITIES FUND | INSTITUTIONAL CLASS SHARE | Return after taxes on distributions | E.I.I. REALTY SECURITIES FUND INVESTOR CLASS SHARE [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.86%)
5 Years	rr_AverageAnnualReturnYear05	9.71%
10 Years	rr_AverageAnnualReturnYear10	4.64%
E.I.I. REALTY SECURITIES FUND | INSTITUTIONAL CLASS SHARE | Return after taxes on distributions and sale of shares | E.I.I. REALTY SECURITIES FUND INSTITUTIONAL CLASS SHARE [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.49%
5 Years	rr_AverageAnnualReturnYear05	9.20%
10 Years	rr_AverageAnnualReturnYear10	5.65%
E.I.I. REALTY SECURITIES FUND | INSTITUTIONAL CLASS SHARE | Return after taxes on distributions and sale of shares | E.I.I. REALTY SECURITIES FUND INVESTOR CLASS SHARE [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.49%
5 Years	rr_AverageAnnualReturnYear05	9.20%
10 Years	rr_AverageAnnualReturnYear10	5.65%
E.I.I. REALTY SECURITIES FUND | INVESTOR CLASS SHARE | E.I.I. REALTY SECURITIES FUND INVESTOR CLASS SHARE [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EIIIX
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Administration Fees	eii_ManagementFeesOverAssets1	0.15%
Rule 12b-1 Distribution Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
(Fee Waiver) Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)
Total Annual Fund Operating Expenses After (Fee Waiver) Recoupment	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	574
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,068
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,862
Annual Return 2006	rr_AnnualReturn2006	33.99%
Annual Return 2007	rr_AnnualReturn2007	(14.88%)
Annual Return 2008	rr_AnnualReturn2008	(34.84%)
Annual Return 2009	rr_AnnualReturn2009	22.65%
Annual Return 2010	rr_AnnualReturn2010	27.46%
Annual Return 2011	rr_AnnualReturn2011	11.92%
Annual Return 2012	rr_AnnualReturn2012	17.23%
Annual Return 2013	rr_AnnualReturn2013	2.47%
Annual Return 2014	rr_AnnualReturn2014	31.56%
Annual Return 2015	rr_AnnualReturn2015	2.22%

[1]	The FTSE EPRA/NAREIT Developed Index is a broad based index designed to measure the performance of companies engaged in real estate activities in the North American, European, and Asian real estate markets. An index is a hypothetical measure of performance based on the fluctuations in the value of securities that make up the particular market. An index does not show actual investment returns. Payment of management or brokerage fees or taxes would lower an index's performance. An index is unmanaged and should not be considered an investment.
[2]	The Adviser has voluntarily agreed to waive a portion of its investment advisory fees and/or absorb the expenses of the Global Fund (excluding certain investment related and extraordinary expenses and acquired fund fees and expenses) to the extent necessary to limit the direct total annual expenses to not more than 1.00% of the average daily net assets of the Institutional Class shares of the Global Fund. This expense limitation may not be amended or withdrawn by the Adviser until one year from the date of this Prospectus and upon notice to shareholders. To the extent that the Adviser waives investment advisory fees and/or absorbs expenses, it may seek payment or recoup a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the expense limitation stated above for the Global Fund or as stated in the year in which the fee was waived, as applicable.
[3]	The Global Fund began offering Institutional Shares on February 1, 2007.
[4]	The FTSE EPRA/NAREIT Developed ex US Index is a broad based index designed to measure the performance of companies engaged in real estate activities in Europe and Asia. An index is a hypothetical measure of performance based on the fluctuations in the value of securities that make up the particular market. An index does not show actual investment returns. Payment of management or brokerage fees or taxes would lower an index's performance. An index is unmanaged and should not be considered an investment.
[5]	The Adviser has voluntarily agreed to waive a portion of its investment advisory fees and/or absorb the expenses of the International Fund (excluding certain investment related and extraordinary expenses and acquired fund fees and expenses) to the extent necessary to limit the direct total annual expenses to not more than 1.00% of the average daily net assets of the Institutional Class shares of the International Fund. This expense limitation may not be amended or withdrawn by the Adviser until one year from the date of this Prospectus and upon notice to shareholders. To the extent that the Adviser waives investment advisory fees and/or absorbs expenses, it may seek payment or recoup a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the expense limitation stated above for the International Fund or as stated in the year in which the fee was waived, as applicable.
[6]	The FTSE NAREIT Equity REITs Index is a broad based index designed to measure the performance of U.S. Equity REITs. An index is a hypothetical measure of performance based on the fluctuations in the value of securities that make up the particular market. An index does not show actual investment returns. Payment of management or brokerage fees or taxes would lower an index's performance. An index is unmanaged and should not be considered an investment.
[7]	The Adviser has voluntarily agreed to waive a portion of its investment advisory fees and/or absorb the expenses of the Domestic Fund (excluding certain investment related and extraordinary expenses, and acquired fund fees and expenses) to the extent necessary to limit the direct total annual expenses to not more than 0.80% of the average daily net assets of the Institutional Class shares of the Domestic Fund. This expense limitation may not be amended or withdrawn by the Adviser until one year from the date of this Prospectus and upon notice to shareholders. To the extent that the Adviser waives investment advisory fees and/or absorbs expenses, it may seek payment or recoup a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the expense limitation stated above for the Domestic Fund or as stated in the year in which the fee was waived, as applicable.